UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

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                                  SMITH BARNEY
                                INVESTMENT GRADE
                                    BOND FUND
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               CLASSIC SERIES | SEMI-ANNUAL REPORT | JUNE 30, 2004

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

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             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
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

[PHOTO OMITTED]

DAVID A. TORCHIA
PORTFOLIO MANAGER

[PHOTO OMITTED]

GERALD J. CULMONE
PORTFOLIO MANAGER

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DAVID A. TORCHIA
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David A. Torchia has more than 18 years of securities business experience. Mr.
Torchia holds a BS from the University of Pittsburgh and an MBA in Finance from Lehigh University.

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GERALD J. CULMONE
--------------------------------------------------------------------------------

Gerald J. Culmone has more than 15 years of securities business experience. Mr. Culmone holds a BS in Finance from Rider University.

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FUND OBJECTIVE
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The Fund seeks as high a level of current income as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in "investment-grade" fixed-income securities.

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FUND FACTS
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FUND INCEPTION
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January 4, 1982


[LOGO] Classic Series

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Semi-Annual Report o June 30, 2004

SMITH BARNEY INVESTMENT
GRADE BOND FUND

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What's Inside

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    4

Statement of Assets and Liabilities .......................................   11

Statement of Operations ...................................................   12

Statements of Changes in Net Assets .......................................   13

Notes to Financial Statements .............................................   14

Financial Highlights ......................................................   19

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The bond markets pulled back over the last six months amid signs of a strengthening economy, renewed inflationary pressures, and rising interest rates. In general, total returns on many sectors of the fixed-income market were flat to slightly negative. (As you know, bond prices decline as interest rates rise.) Since January 1, 2004, the yield on the benchmark U.S. 30-year U.S. Treasury bond jumped from 5.07% to end June at 5.29%, at the end of June, while the 30-year U.S. Treasury bond's total return over the entire six months was slightly negative.

As widely anticipated over recent months, the Federal Reserve (the "Fed") raised its federal funds rate(i) target to 1.25% from 1.00%, which had been its lowest level in more than 40 years. Although the market appeared to fully expect the 25 basis-point(ii) hike in the federal funds rate, the wording of the statement following the meeting still generated some anxiety. The Fed reiterated that it would increase rates "at a pace that is likely to be measured" but added, "the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability."

The U.S. economy's quarterly pace of growth continued to advance over the period at a rate that significantly exceeded levels in early 2003.(iii) Even the U.S. labor market, which generated lackluster results throughout 2003, grew significantly over the period.(iv) Given the combination of strong gross domestic product ("GDP")(v) results, comments from the Fed about a more robust economy, improvement in job growth and a pick-up in inflation, the economy has appeared to be firing on all cylinders. However, investors' reaction to the progress of the recovery generated more pronounced concerns about the prospects of rising interest rates.

Concerns about a rising-rate environment exerted pressure on prices of U.S. Treasury bonds, causing their yields to rise sharply, particularly in April. In general, mortgage-backed securities and U.S. Government Agency Securities held up slightly better than 10-year U.S. Treasuries on a total return basis over the six-month period.(vi) Short-term U.S. Treasury bills generally achieved slightly positive total returns for the period, also outperforming U.S. Treasury bonds (whose prices generally are more sensitive to interest rate movements than shorter-term U.S. Treasuries).

Long-term corporate bonds generated slightly negative total returns for the period. Although we believe credit fundamentals remain strong in the sector, the market in our opinion already has absorbed most of the positive fundamental news and is now beginning to focus on profits and shareholder initiatives at the expense of bondholders. On the technical side, new issuance continues to be relatively light, which we think bodes well for spreads as demand for product has continued.


    1   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

Performance Review

For the six months ended June 30, 2004, Class A shares of the Smith Barney Investment Grade Bond Fund, excluding sales charges, returned -0.76%. In comparison, the fund's unmanaged benchmarks, the Lehman Brothers U.S. Long Term Credit Bond Index(vii) returned -0.89%, and the Citigroup Credit Index 10+(viii) returned -0.55% for the same period. The fund's Lipper corporate debt funds A-rated category average returned -0.18%.(1)

================================================================================
                              PERFORMANCE SNAPSHOT
                              AS OF JUNE 30, 2004
                           (excluding sales charges)

--------------------------------------------------------------------------------
                                                                        6 Months
--------------------------------------------------------------------------------
      Investment Grade Bond Fund-- Class A shares                        -0.76%
--------------------------------------------------------------------------------
      Lehman Brothers U.S. Long Term Credit Bond Index                   -0.89%
--------------------------------------------------------------------------------
      Citigroup Credit Index 10+                                         -0.55%
--------------------------------------------------------------------------------
      Lipper Corporate Debt Funds A-Rated Category Average               -0.18%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned -1.01%, Class C shares returned -0.98% and Class Y shares returned -0.58% over the six months ended June 30, 2004.

================================================================================

Special Shareholder Notice

On February 2, 2004, initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to

----------
(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 211 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


    2   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report
serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the fund is subject to credit risks and fluctuations in share price as interest rates rise and fall. As interest rates rise, bond prices fall, reducing the value of the fund's shares. The fund has greater sensitivity to changes in interest rates than a fund investing in securities with shorter maturities. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The fund is subject to certain risks of overseas investing, including changes in political and economic conditions.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(ii)   A basis point is one one-hundredth (1/100 or 0.01) of one percent.
(iii) Source: Based upon gross domestic product data from the Bureau of Economic Analysis.
(iv)   Based upon data from the U.S. Department of Labor.
(v) Gross domestic product is a market value of goods and services produced by labor and property in a given country.
(vi) Based upon data from Lehman Brothers based upon the respective returns of Lehman sub-indices for each respective class of fixed-income securities. Results are based upon total rates of return of indices reflecting the average performance of securities within each respective asset class over the six-month period ended June 30, 2004. The indices used as sources include the Lehman Brothers U.S. Treasury, U.S. Mortgage-Backed Securities Fixed Rate, Corporate (investment-grade) and U.S. Agency indices.
(vii) The Lehman Brothers U.S. Long-Term Credit Bond Index is a broad-based unmanaged index of investment-grade corporate bonds.
(viii) The Citigroup Credit Index 10+ is an unmanaged broad-based index of corporate bonds with maturities of 10 years or more that is compiled by an affiliate of the fund's manager.


    3   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                                June 30, 2004
================================================================================

    FACE
   AMOUNT        RATING(a)                               SECURITY                                                          VALUE
==================================================================================================================================
CORPORATE NOTES AND BONDS-- 88.3%
Aerospace and Defense -- 2.6%
$  6,500,000     A       The Boeing Co., Debentures, 6.875% due 10/15/43                                              $  6,716,106
   1,000,000     A       Honeywell International Inc., Debentures, 6.625% due 6/15/28                                    1,062,326
   4,000,000     BBB     Northrop-Grumman Corp., Debentures, 7.750% due 2/15/31                                          4,666,912
   5,000,000     BBB-    Raytheon Co., Debentures, 7.200% due 8/15/27                                                    5,456,995
   5,250,000     A       United Technologies Corp., Debentures, 7.500% due 9/15/29                                       6,260,294
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        24,162,633
----------------------------------------------------------------------------------------------------------------------------------
Agricultural Equipment -- 0.7%
   5,000,000     A-      Deere & Co., Debentures, 8.100% due 5/15/30                                                     6,303,680
----------------------------------------------------------------------------------------------------------------------------------
Airlines -- 0.3%
   2,600,000     A       Southwest Airlines Co., Debentures, 7.375% due 3/1/27                                           2,797,972
----------------------------------------------------------------------------------------------------------------------------------
Automotive -- 2.4%
   6,500,000     A3*     DaimlerChrysler Corp., Debentures, 7.450% due 3/1/27                                            6,690,378
   5,000,000     Baa1*   Ford Motor Co., Notes, 7.450% due 7/16/31                                                       4,779,515
  10,000,000     Baa1*   General Motors Corp., Sr. Debentures, 8.375% due 7/15/33                                       10,614,770
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        22,084,663
----------------------------------------------------------------------------------------------------------------------------------
Banking -- 10.3%
  10,000,000     A1*     Abbey National PLC, Sub. Debentures, 7.950% due 10/26/29                                       11,901,510
   4,000,000     BBB-    Astoria Financial Corp., Notes, 5.750% due 10/15/12                                             4,003,376
   4,700,000     Baa2*   Banco Mercantil del Norte, S.A./Cayman Islands, Sub. Notes, 5.875% due 2/17/14 (b)(c)           4,559,000
   5,000,000     Aa3*    Bank of America Corp., Sub. Notes, 7.400% due 1/15/11                                           5,674,030
   6,250,000     A1*     Bank of New York Co., Inc., Sr. Sub. Notes, 3.400% due 3/15/13 (b)                              6,023,619
   6,850,000     A1*     Bank One Corp., Sub. Notes, 5.900% due 11/15/11                                                 7,128,952
   5,750,000     A2*     BB&T Corp., Sub. Notes, 6.375% due 6/30/05 (b)                                                  5,969,351
   4,975,000     BBB     Independence Community Bank Corp., Notes, 3.500% due 6/20/13 (b)                                4,738,553
   7,100,000     A1*     National City Bank of Indiana, Sub. Notes, 4.250% due 7/1/18                                    6,119,625
   6,500,000     A3*     PNC Funding Corp., Sub. Notes, 6.125% due 2/15/09                                               6,939,010
  10,000,000     Aa3*    The Royal Bank of Scotland Group PLC, Sub. Notes, 5.000% due 11/12/13                           9,734,790
   5,000,000     BBB-    Sovereign Bank, Sub. Notes, 4.375% due 8/1/13 (b)                                               4,942,600
   5,750,000     A-      Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (c)                                     6,818,137
   5,800,000     Aa3*    Wachovia Bank, N.A., Sub. Notes, 7.800% due 8/18/10                                             6,710,606
   4,850,000     BBB-    Webster Bank, Sub. Notes, 5.875% due 1/15/13                                                    4,892,913
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        96,156,072
----------------------------------------------------------------------------------------------------------------------------------
Basic Materials -- 1.4%
   6,000,000     A2*     Alcoa Inc., Notes, 6.000% due 1/15/12                                                           6,353,700
   2,000,000     BBB-    Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                                                2,378,322
   4,700,000     BBB+    Potash Corp. of Saskatchewan Inc., Notes, 4.875% due 3/1/13                                     4,511,436
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,243,458
----------------------------------------------------------------------------------------------------------------------------------
Beverages -- 2.1%
   5,950,000     A       Coca-Cola Enterprises, Inc., Debentures, 6.700% due 10/15/36                                    6,357,855
   7,125,000     A       Diageo Capital PLC, Notes, 4.850% due 5/15/18                                                   6,645,929
   6,375,000     A       The Pepsi Bottling Group, Inc., Sr. Notes, Series B, 7.000% due 3/1/29                          7,131,783
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        20,135,567
----------------------------------------------------------------------------------------------------------------------------------
Building/Construction -- 0.4%
   4,000,000     BBB+    Masco Corp., Notes, 6.500% due 8/15/32                                                          4,085,788
----------------------------------------------------------------------------------------------------------------------------------
Chemicals -- 0.5%
   3,715,000     A3*     Rohm & Haas Co., Debentures, 7.850% due 7/15/29                                                 4,470,137
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


    4   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

    FACE
   AMOUNT        RATING(a)                               SECURITY                                                          VALUE
==================================================================================================================================
Consumer Sundries -- 0.6%
$  5,000,000     AA-     The Procter & Gamble Co., Debentures, 6.450% due 1/15/26                                     $  5,363,540
----------------------------------------------------------------------------------------------------------------------------------
Drugs -- 2.6%
   3,435,000     AA      Eli Lilly & Co., Notes, 7.125% due 6/1/25                                                       3,942,456
   5,000,000     AAA     Merck & Co. Inc., Debentures, 5.950% due 12/1/28                                                5,023,125
   7,000,000     A       Wyeth, Notes, 6.450% due 2/1/24                                                                 6,674,605
   7,500,000     AA+     Zeneca Wilmington, Inc., Debentures, 7.000% due 11/15/23                                        8,309,978
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        23,950,164
----------------------------------------------------------------------------------------------------------------------------------
Electric -- 6.1%
   5,750,000     A       Alabama Power Co., Sr. Notes, Series S, 5.875% due 12/1/22                                      5,727,862
   4,850,000     BBB     Appalachian Power Co., Sr. Notes, Series H, 5.950% due 5/15/33                                  4,486,779
   4,500,000     A3*     Carolina Power & Light Co., First Mortgage Bonds, 6.125% due 9/15/33                            4,430,956
   5,000,000     A-      Commonwealth Edison Co., First Mortgage Bonds, 5.875% due 2/1/33                                4,868,870
                         Consolidated Edison Co. of New York, Debentures:
   3,000,000     A1*        Series 2002-B, 4.875% due 2/1/13                                                             2,944,935
   4,500,000     A1*        Series 2003-B, 3.850% due 6/15/13                                                            4,063,248
   5,000,000     Baa1*   Duke Energy Corp., Sr. Notes, 6.450% due 10/15/32                                               4,848,495
   4,950,000     BBB-    Entergy Gulf States, Inc., First Mortgage Bonds, 6.200% due 7/1/33                              4,579,552
   7,175,000     Aa3*    Florida Power & Light Co., First Mortgage Bonds, 5.625% due 4/1/34                              6,794,589
     925,000     A-      MidAmerican Energy Co., Medium-Term Notes, 6.750% due 12/30/31                                    994,413
   5,960,000     BBB     NiSource Finance Corp., Exchange Notes, 7.625% due 11/15/05                                     6,324,418
   8,000,000     A3*     United Utilities PLC, Notes, 4.550% due 6/19/18                                                 6,849,328
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        56,913,445
----------------------------------------------------------------------------------------------------------------------------------
Electronics/Computers -- 1.9%
   5,000,000     A-      Dell Inc., Debentures, 7.100% due 4/15/28                                                       5,598,845
   6,075,000     A+      International Business Machines Corp., Debentures, 7.000% due 10/30/25                          6,779,992
   5,000,000     BBB     Motorola, Inc., Debentures, 6.500% due 9/1/25                                                   5,201,510
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,580,347
----------------------------------------------------------------------------------------------------------------------------------
Finance -- 14.1%
   6,325,000     A+      American Express Co., Notes, 4.875% due 7/15/13                                                 6,148,608
   6,552,000     A2*     AMVESCAP PLC, Sr. Notes, 6.600% due 5/15/05                                                     6,749,635
   7,000,000     A       CIT Group, Inc., Sr. Notes, 4.750% due 12/15/10                                                 6,878,095
   7,090,000     A       Countrywide Home Loans, Inc., Medium-Term Notes, Series K, 5.625% due 5/15/07                   7,440,338
   6,600,000     Aa3*    Credit Suisse First Boston USA Inc., Notes, 6.125% due 11/15/11                                 6,956,961
   5,000,000     A3*     Ford Motor Credit Co., Notes, 7.375% due 10/28/09                                               5,341,995
   8,825,000     AAA     General Electric Capital Corp., Global Medium-Term Notes, Series A, 6.000% due 6/15/12          9,327,645
   7,000,000     A1*     Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34                                 6,594,616
   7,000,000     A1*     Household Finance Corp., Notes, 4.750% due 7/15/13                                              6,612,879
   7,000,000     AA-     International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09              6,887,216
   6,325,000     A       J.P. Morgan Chase & Co., Sub. Notes, 6.625% due 3/15/12                                         6,849,640
   5,000,000     A1*     Lehman Brothers Holdings Inc., Sr. Notes, 8.800% due 3/1/15                                     6,205,250
                         MBNA Corp., Sr. Medium-Term Notes:
     800,000     BBB        6.250% due 1/17/07                                                                             848,116
   4,735,000     BBB        4.625% due 9/15/08                                                                           4,754,683
   5,000,000     Aa3*    Merrill Lynch & Co., Inc., Notes, 6.750% due 6/1/28                                             5,266,590
   5,000,000     Aa3*    Morgan Stanley, Notes, 7.250% due 4/1/32                                                        5,588,085
   5,000,000     Baa1*   PEMEX Project, Notes, 9.125% due 10/13/10                                                       5,750,000
   5,670,000     AAA     Prudential Holdings, LLC, Notes, Series B, FSA-Insured, 7.245% due 12/18/23 (c)                 6,444,477
   6,800,000     A       SLM Corp., Medium-Term Notes, Series A, 5.625% due 8/1/33                                       6,151,396
   4,530,000     AA-     State Street Corp., Notes, 7.350% due 6/15/26                                                   5,246,605

                       See Notes to Financial Statements.


    5   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

    FACE
   AMOUNT        RATING(a)                               SECURITY                                                          VALUE
==================================================================================================================================
Finance -- 14.1% (continued)
$  5,000,000     BBB+    Washington Mutual, Inc., Sub. Notes, 4.625% due 4/1/14                                       $  4,568,870
   5,000,000     BBB     WMC Finance USA Ltd., Notes, 5.125% due 5/15/13                                                 4,811,240
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       131,422,940
----------------------------------------------------------------------------------------------------------------------------------
Food Chains -- 0.7%
   6,150,000     A       McDonald's Corp., Debentures, 6.375% due 1/8/28                                                 6,363,602
----------------------------------------------------------------------------------------------------------------------------------
Foods -- 6.6%
   1,275,000     A+      Archer-Daniels-Midland Co., Debentures, 6.625% due 5/1/29                                       1,359,040
   5,700,000     A       Campbell Soup Co., Debentures, 8.875% due 5/1/21                                                7,409,105
   5,000,000     BBB+    ConAgra Foods, Inc., Sr. Notes, 6.700% due 8/1/27                                               5,515,070
   5,000,000     BBB+    General Mills Inc., Notes, 6.000% due 2/15/12                                                   5,243,625
   5,000,000     BBB     Kellogg Co., Debentures, Series B, 7.450% due 4/1/31                                            5,784,915
   8,525,000     A3*     Kraft Foods Inc., Notes, 6.500% due 11/1/31                                                     8,638,894
                         Safeway Inc., Notes:
   1,750,000     BBB        4.800% due 7/16/07                                                                           1,790,068
   5,000,000     BBB        6.500% due 3/1/11                                                                            5,304,965
   5,000,000     A+      Sara Lee Corp., Notes, 6.250% due 9/15/11                                                       5,412,360
   5,000,000     A+      Sysco Corp., Notes, 4.750% due 7/30/05                                                          5,102,005
   5,000,000     BBB     Tyson Foods Inc., Notes, 7.000% due 1/15/28                                                     5,011,085
   5,000,000     A+      Unilever Capital Corp., Sr. Notes, 5.900% due 11/15/32                                          4,879,270
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        61,450,402
----------------------------------------------------------------------------------------------------------------------------------
Forestry Products -- 1.1%
   4,790,000     BBB-    Domtar Inc., Notes, 5.375% due 12/1/13                                                          4,563,050
   5,000,000     BBB     Willamette Industries, Inc., Debentures, 7.350% due 7/1/26                                      5,444,665
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,007,715
----------------------------------------------------------------------------------------------------------------------------------
Insurance -- 5.0%
   8,000,000     AAA     AIG SunAmerica Global Financing X, Bonds, 6.900% due 3/15/32 (c)                                8,820,832
   5,000,000     AA      Allstate Financial Global Funding, Notes, 5.250% due 2/1/07 (c)                                 5,222,010
   4,750,000     BBB     Humana Inc., Sr. Notes, 6.300% due 8/1/18                                                       4,708,252
                         MetLife, Inc., Sr. Notes:
   1,000,000     A           6.125% due 12/1/11                                                                          1,075,119
   7,000,000     A           5.000% due 11/24/13                                                                         6,800,087
   5,000,000     A+      Progressive Corp., Sr. Notes, 6.625% due 3/1/29                                                 5,291,215
   7,170,000     A       UnitedHealth Group Inc., Notes, 3.300% due 1/30/08                                              7,014,067
   7,567,000     A-      WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12                                       8,110,666
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        47,042,248
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing -- 3.2%
   5,000,000     AA      Illinois Tool Works Inc., Notes, 5.750% due 3/1/09                                              5,329,590
   5,850,000     A+      Nucor Corp., Sr. Notes, 4.875% due 10/1/12                                                      5,679,636
   5,000,000     A       PPG Industries, Inc., Debentures, 9.000% due 5/1/21                                             6,233,865
   5,000,000     BBB+    USX Corp., Debentures, 9.125% due 1/15/13                                                       6,269,490
   7,000,000     A-      V.F. Corp., Notes, 6.000% due 10/15/33                                                          6,706,588
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,219,169
----------------------------------------------------------------------------------------------------------------------------------
Medical Products -- 0.5%
   4,500,000     A-      Baxter International Inc., Notes, 5.250% due 5/1/07                                             4,680,576
----------------------------------------------------------------------------------------------------------------------------------
Multimedia -- 4.7%
   4,675,000     BBB-    Clear Channel Communications, Inc., Sr. Notes, 5.000% due 3/15/12                               4,555,610
   4,500,000     BBB     Comcast Corp., Notes, 7.050% due 3/15/33                                                        4,676,040
   4,161,000     BBB     Cox Communications Inc., Notes, 7.750% due 11/1/10                                              4,722,777
   5,000,000     BBB-    News America Holdings Inc., Sr. Debentures, 8.500% due 2/23/25                                  6,036,615

                       See Notes to Financial Statements.


    6   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

    FACE
   AMOUNT        RATING(a)                               SECURITY                                                          VALUE
==================================================================================================================================
Multimedia -- 4.7% (continued)
$  5,000,000     BBB+    Time Warner Inc., Sr. Debentures, 7.570% due 2/1/24                                          $  5,413,385
                         Viacom Inc.:
   5,000,000     A-         Debentures, 8.625% due 8/1/12                                                                5,997,900
   5,825,000     A-         Sr. Notes, 7.700% due 7/30/10                                                                6,658,097
   5,300,000     BBB+    The Walt Disney Co., Medium-Term Notes, Series B, 6.200% due 6/20/14                            5,562,689
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        43,623,113
----------------------------------------------------------------------------------------------------------------------------------
Oil and Gas -- 6.6%
   5,000,000     BBB-    Amerada Hess Corp., Notes, 7.125% due 3/15/33                                                   4,999,260
   4,925,000     A3*     Consolidated Natural Gas Co., Debentures, 6.800% due 12/15/27                                   5,138,341
   5,000,000     BBB     Devon Energy Corp., Debentures, 7.950% due 4/15/32                                              5,793,020
   3,100,000     A-      Global Marine Inc., Notes, 7.000% due 6/1/28                                                    3,331,855
   4,850,000     BBB     Nexen Inc., Notes, 5.050% due 11/20/13                                                          4,659,938
   8,225,000     A       Norsk Hydro A/S, Debentures, 6.800% due 1/15/28                                                 8,853,925
   4,600,000     BBB+    Precision Drilling Corp., Notes, 5.625% due 6/1/14                                              4,635,498
   5,600,000     A-      Tosco Corp., Notes, 8.125% due 2/15/30                                                          6,927,799
   6,350,000     A2*     TransCanada PipeLines Ltd., Medium-Term Notes, 7.700% due 6/15/29                               7,542,657
   5,000,000     BBB     Valero Energy Corp., Notes, 4.750% due 6/15/13                                                  4,709,930
   5,000,000     BBB-    XTO Energy Inc., Sr. Notes, 4.900% due 2/1/14                                                   4,716,655
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        61,308,878
----------------------------------------------------------------------------------------------------------------------------------
Publishing -- 0.7%
   5,900,000     A       Knight-Ridder Inc., Debentures, 6.875% due 3/15/29                                              6,411,200
----------------------------------------------------------------------------------------------------------------------------------
Real Estate -- 1.2%
   2,370,000     BBB     Boston Properties Inc., Sr. Notes, 6.250% due 1/15/13                                           2,489,718
   4,150,000     BBB+    EOP Operating L.P., Notes, 7.500% due 4/19/29                                                   4,430,187
   4,475,000     BBB     Vornado Realty L.P., Notes, 5.625% due 6/15/07                                                  4,737,414
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,657,319
----------------------------------------------------------------------------------------------------------------------------------
Retail -- 3.3%
   2,500,000     A-      CVS Corp., Exchange Notes, 5.625% due 3/15/06                                                   2,607,307
   3,750,000     BBB     Kroger Co., Sr. Notes, 6.750% due 4/15/12                                                       4,068,679
   4,305,000     BBB+    Limited Inc., Debentures, 6.950% due 3/1/33                                                     4,523,035
   6,300,000     A       Lowe's Cos., Inc., Debentures, 6.875% due 2/15/28                                               6,911,283
   6,325,000     A+      Target Corp., Sr. Debentures, 7.000% due 7/15/31                                                7,086,992
   4,500,000     AA      Wal-Mart Stores, Inc., Notes, 7.550% due 2/15/30                                                5,416,362
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,613,658
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 3.3%
   5,956,000     A+      Ameritech Capital Funding, Debentures, 6.450% due 1/15/18                                       6,208,201
   5,000,000     BBB     AT&T Corp., Sr. Notes, 7.300% due 11/15/11                                                      5,140,700
   7,000,000     Aa3*    BellSouth Telecommunications, Inc., Debentures, 5.850% due 11/15/45                             6,377,658
   5,000,000     BBB-    Sprint Capital Corp., Notes, 6.900% due 5/1/19                                                  5,041,385
   6,000,000     Aa3*    Verizon New England Inc., Debentures, Series A, 6.500% due 9/15/11                              6,402,432
   1,960,000     Aa3*    Verizon Pennsylvania Inc., Debentures, Series A, 5.650% due 11/15/11                            1,991,423
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        31,161,799
----------------------------------------------------------------------------------------------------------------------------------
Transportation -- 3.8%
   6,000,000     BBB+    Burlington Northern Santa Fe Corp., Sr. Notes, 5.900% due 7/1/12                                6,249,714
   5,000,000     BBB     CSX Corp., Notes, 6.250% due 10/15/08                                                           5,339,435
   2,204,631     A3*     Federal Express Corp., Pass-Through Certificates, Series 981, Class B, 6.845% due 1/15/19       2,328,719
   4,575,000     Baa1*   Norfolk Southern Corp., Notes, 7.050% due 5/1/37                                                4,862,790

                       See Notes to Financial Statements.


    7   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

    FACE
   AMOUNT        RATING(a)                               SECURITY                                                          VALUE
==================================================================================================================================
Transportation -- 3.8% (continued)
                         Union Pacific Corp.:
$  4,000,000     BBB        Debentures, 7.125% due 2/1/28                                                             $  4,361,900
   6,850,000     Aa3*       Pass-Through Certificates, 4.698% due 1/2/24                                                 6,498,835
   5,000,000     AAA     United Parcel Service, Inc., Debentures, Series B, 8.375% due 4/1/20                            6,392,010
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        36,033,403
----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications -- 1.6%
   4,000,000     BBB     AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31                                       4,890,852
   5,000,000     A+      Cingular Wireless LLC, Sr. Notes, 7.125% due 12/15/31                                           5,229,330
   5,000,000     A       Vodafone Group PLC, Notes, 6.250% due 11/30/32                                                  4,967,400
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,087,582
----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL CORPORATE NOTES AND BONDS
                         (Cost -- $818,331,614)                                                                        824,331,070
==================================================================================================================================
ASSET-BACKED SECURITIES -- 1.7%
   6,050,000     AAA     Atlantic City Electric Transition Funding LLC,
                            Series 2002-1, Class A4, 5.550% due 10/20/23                                                 6,042,981
  10,000,000     AAA     Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 8/17/09                          10,285,976
----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL ASSET-BACKED SECURITIES
                         (Cost -- $16,514,633)                                                                          16,328,957
==================================================================================================================================
U.S. GOVERNMENT SECTOR -- 6.2%

U.S. Treasury Obligations -- 1.0%
  10,000,000             U.S. Treasury Notes, 4.375% due 8/15/12                                                         9,956,650
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies -- 5.2%
  30,000,000             Fannie Mae, Benchmark Notes, 6.625% due 11/15/30                                               33,124,560
   9,418,591             Fannie Mae, Series 2003-111, Class HR, 3.750% due 5/25/30                                       9,333,039
     197,476             Federal National Mortgage Association (FNMA), 6.500% due 9/1/28 - 1/1/29                          206,162
   5,414,044             Government National Mortgage Association (GNMA), 6.500% due 3/15/28 - 3/15/29                   5,670,892
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        48,334,653
----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL U.S. GOVERNMENT SECTOR
                         (Cost -- $56,779,316)                                                                          58,291,303
==================================================================================================================================
SOVEREIGN DEBT -- 3.2%
Canada -- 2.6%
   5,600,000     A-      Province of Nova Scotia, Debentures, 7.250% due 7/27/13                                         6,507,766
                         Province of Quebec, Debentures:
   5,000,000     A+         7.500% due 7/15/23                                                                           6,024,350
   5,000,000     A+         7.500% due 9/15/29                                                                           6,065,270
   5,000,000     AA-     Province of Saskatchewan, Debentures, 8.000% due 2/1/13                                         6,018,605
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        24,615,991
----------------------------------------------------------------------------------------------------------------------------------
Supranational -- 0.6%
   4,725,000     A       Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12                                        5,088,551
----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL SOVEREIGN DEBT
                         (Cost -- $28,104,589)                                                                          29,704,542
==================================================================================================================================

                       See Notes to Financial Statements.


    8   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

    FACE
   AMOUNT                                                SECURITY                                                          VALUE
==================================================================================================================================
REPURCHASE AGREEMENT -- 0.6%
$  5,458,000             UBS Securities LLC dated 6/30/04, 1.280% due 7/1/04; Proceeds at maturity -- $5,458,194;
                            (Fully collateralized by U.S. Treasury Bonds, 5.500% to 13.250% due 8/15/13 to
                            8/15/28; Market value-- $5,567,179) (Cost-- $5,458,000)                                   $  5,458,000
==================================================================================================================================
                         TOTAL INVESTMENTS -- 100.0%
                          (Cost -- $925,188,152**)                                                                    $934,113,872
==================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those that are identified by an asterisk (*), which are rated by Moody's Investors Service.
(b)   Variable rate security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 10 for definitions of ratings.

                       See Notes to Financial Statements.


    9   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
       Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards.
       Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


    10   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                    June 30, 2004
================================================================================

ASSETS:
     Investments, at value (Cost -- $925,188,152)                        $ 934,113,872
     Interest receivable                                                    14,866,287
     Receivable for Fund shares sold                                         2,748,822
     Prepaid expenses                                                           24,937
---------------------------------------------------------------------------------------
     Total Assets                                                          951,753,918
---------------------------------------------------------------------------------------
LIABILITIES:
     Payable for Fund shares reacquired                                      1,082,156
     Payable for securities purchased                                        1,071,193
     Bank overdraft                                                            550,099
     Investment advisory fee payable                                           335,530
     Administration fee payable                                                146,726
     Distribution plan fees payable                                             98,039
     Accrued expenses                                                          175,944
---------------------------------------------------------------------------------------
     Total Liabilities                                                       3,459,687
---------------------------------------------------------------------------------------
Total Net Assets                                                         $ 948,294,231
=======================================================================================

NET ASSETS:
     Par value of capital shares                                         $      75,809
     Capital paid in excess of par value                                   929,825,281
     Overdistributed net investment income                                  (3,313,931)
     Accumulated net realized gain from investment transactions             12,781,352
     Net unrealized appreciation of investments                              8,925,720
---------------------------------------------------------------------------------------
Total Net Assets                                                         $ 948,294,231
=======================================================================================

Shares Outstanding:
     Class A                                                                32,873,730
     ----------------------------------------------------------------------------------
     Class B                                                                14,624,913
     ----------------------------------------------------------------------------------
     Class C                                                                 4,245,838
     ----------------------------------------------------------------------------------
     Class Y                                                                24,064,457
     ----------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                      $       12.52
     ----------------------------------------------------------------------------------
     Class B *                                                           $       12.49
     ----------------------------------------------------------------------------------
     Class C *                                                           $       12.47
     ----------------------------------------------------------------------------------
     Class Y (and redemption price)                                      $       12.51
     ----------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.71% of net asset value per share)   $       13.11
=======================================================================================

* Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


    11   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)       For the Six Months Ended June 30, 2004
================================================================================

INVESTMENT INCOME:
     Interest                                                                         $  26,306,448
----------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fee (Note 2)                                                     2,083,473
     Distribution plan fees (Note 5)                                                      1,450,012
     Administration fee (Note 2)                                                            910,676
     Transfer agency services (Note 5)                                                      413,968
     Shareholder communications (Note 5)                                                     65,499
     Custody                                                                                 35,284
     Directors' fees                                                                         26,620
     Audit and legal                                                                         22,363
     Registration fees                                                                       20,258
     Other                                                                                    4,777
----------------------------------------------------------------------------------------------------
     Total Expenses                                                                       5,032,930
----------------------------------------------------------------------------------------------------
Net Investment Income                                                                    21,273,518
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
     Realized Gain From Investment Transactions (excluding short-term investments):
       Proceeds from sales                                                              176,600,500
       Cost of securities sold                                                          170,233,371
----------------------------------------------------------------------------------------------------
     Net Realized Gain                                                                    6,367,129
----------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
       Beginning of period                                                               43,918,093
       End of period                                                                      8,925,720
----------------------------------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation                                            (34,992,373)
----------------------------------------------------------------------------------------------------
Net Loss on Investments                                                                 (28,625,244)
----------------------------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                                $  (7,351,726)
====================================================================================================

                       See Notes to Financial Statements.


    12   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

                                                                           2004             2003
=====================================================================================================
OPERATIONS:
     Net investment income                                            $  21,273,518    $  40,395,735
     Net realized gain                                                    6,367,129       34,473,901
     Decrease in net unrealized appreciation                            (34,992,373)     (30,328,907)
-----------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                   (7,351,726)      44,540,729
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
     Net investment income                                              (22,844,034)     (42,122,063)
     Net realized gains                                                          --       (1,642,342)
-----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders          (22,844,034)     (43,764,405)
-----------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 7):
     Net proceeds from sale of shares                                   118,649,665      349,381,122
     Net asset value of shares issued for reinvestment of dividends      12,329,700       25,499,084
     Cost of shares reacquired                                         (103,930,416)    (267,444,138)
-----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                 27,048,949      107,436,068
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                        (3,146,811)     108,212,392

NET ASSETS:
     Beginning of period                                                951,441,042      843,228,650
-----------------------------------------------------------------------------------------------------
     End of period*                                                   $ 948,294,231    $ 951,441,042
=====================================================================================================
* Includes overdistributed net investment income of:                  $  (3,313,931)   $  (1,743,415)
=====================================================================================================

                       See Notes to Financial Statements.


    13   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

Smith Barney Investment Grade Bond Fund ("Fund"), a separate investment fund of Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of this Fund and nine other separate investment funds: Smith Barney Government Securities Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Small Cap Value Fund, Smith Barney Small Cap Growth Fund, Smith Barney Group Spectrum Fund, Smith Barney Multiple Discipline Funds -- Balanced All Cap Growth and Value Fund, Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund, Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund and Smith Barney Multiple Discipline Funds -- Global All Cap Growth and Value Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (g) dividend income is recorded on ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (h) gains or losses on the sale of securities are calculated by using the specific identification method; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (j) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.45% of the Fund's average daily net assets up to $500 million and 0.42% of the Fund's average daily net assets thereafter. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets up to $500 million and 0.18% of the Fund's average daily net assets thereafter. This fee is calculated daily and paid monthly.


    14   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended June 30, 2004, the Fund paid transfer agent fees of $249,513 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

On February 2, 2004, initial sales charges on Class L shares were eliminated. On April 29, 2004, the Fund's Class L shares were renamed as Class C shares.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2004, CGM and its affiliates received sales charges of approximately $779,000 and $6,000 on sales of the Fund's Class A and C shares, respectively. In addition, CDSCs paid to CGM and its affiliates were approximately:

                                          Class A        Class B       Class C
================================================================================
CDSCs                                     $2,000        $304,000        $3,000
================================================================================

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $211,169,879
--------------------------------------------------------------------------------
Sales                                                                176,600,500
================================================================================

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 32,639,805
Gross unrealized depreciation                                       (23,714,085)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $  8,925,720
================================================================================


    15   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. For the six months ended June 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                    Class A    Class B   Class C
================================================================================
Rule 12b-1 Distribution Plan Fees                  $522,950   $736,824  $190,238
================================================================================

For the six months ended June 30, 2004, total Transfer Agency Service expenses were as follows:

                                          Class A   Class B    Class C   Class Y
================================================================================
Transfer Agency Service Expenses         $267,180  $108,735    $37,918    $135
================================================================================

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

                                          Class A   Class B    Class C   Class Y
================================================================================
Shareholder Communication Expenses        $32,194   $27,399    $5,752     $154
================================================================================

6. Distributions Paid to Shareholders by Class

                                       Six Months Ended          Year Ended
                                         June 30, 2004        December 31, 2003
================================================================================
Class A
Net investment income                   $10,002,705              $19,212,224
Net realized gains                               --                  731,262
--------------------------------------------------------------------------------
Total                                   $10,002,705              $19,943,486
================================================================================
Class B
Net investment income                  $  4,184,629              $ 9,209,024
Net realized gains                               --                  363,854
--------------------------------------------------------------------------------
Total                                  $  4,184,629              $ 9,572,878
================================================================================
Class C
Net investment income                  $  1,183,394              $ 2,485,535
Net realized gains                               --                   94,620
--------------------------------------------------------------------------------
Total                                  $  1,183,394              $ 2,580,155
================================================================================
Class Y
Net investment income                  $  7,473,306              $11,215,280
Net realized gains                               --                  452,606
--------------------------------------------------------------------------------
Total                                  $  7,473,306              $11,667,886
================================================================================


    16   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

7. Capital Shares

At June 30, 2004, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

                                            Six Months Ended                        Year Ended
                                              June 30, 2004                      December 31, 2003
                                     -------------------------------      -----------------------------
                                        Shares            Amount            Shares           Amount
=======================================================================================================
Class A
Shares sold                           3,855,206        $ 49,771,035       11,051,132     $ 143,605,947
Shares issued on reinvestment           642,349           8,258,094        1,257,495        16,352,332
Shares reacquired                    (4,149,080)        (53,483,202)      (9,549,007)     (123,662,971)
-------------------------------------------------------------------------------------------------------
Net Increase                            348,475        $  4,545,927        2,759,620     $  36,295,308
=======================================================================================================
Class B
Shares sold                           1,150,208        $ 14,855,127        5,453,250     $  70,851,471
Shares issued on reinvestment           251,718           3,231,735          555,999         7,218,512
Shares reacquired                    (2,881,579)        (36,999,109)      (6,335,181)      (81,797,129)
-------------------------------------------------------------------------------------------------------
Net Decrease                         (1,479,653)       $(18,912,247)        (325,932)    $  (3,727,146)
=======================================================================================================
Class C+
Shares sold                             743,132        $  9,585,573        2,630,357     $  34,651,279
Shares issued on reinvestment            65,597             839,871          140,107         1,816,581
Shares reacquired                      (781,971)        (10,019,334)      (4,004,633)      (52,309,840)
-------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                  26,758        $    406,110       (1,234,169)    $ (15,841,980)
=======================================================================================================
Class Y
Shares sold                           3,462,971        $ 44,437,930        7,755,527     $ 100,272,425
Shares issued on reinvestment                --                  --            8,490           111,659
Shares reacquired                      (264,596)         (3,428,771)        (759,980)       (9,674,198)
-------------------------------------------------------------------------------------------------------
Net Increase                          3,198,375        $ 41,009,159        7,004,037     $  90,709,886
=======================================================================================================

+ On April 29, 2004, Class L shares were renamed as Class C shares.

8. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. On August 12, 2004, CAM paid the Fund $106,740, its allocable share of the amount described above through a waiver of its fees.


    17   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

9. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.


    18   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                                 2004(1)(2)       2003(2)        2002(2)      2001(2)        2000(2)        1999(2)
==================================================================================================================================
Net Asset Value, Beginning of Period           $  12.92        $  12.88       $  12.10     $  11.73       $  11.22       $  13.12
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                         0.29            0.58           0.62         0.74           0.73           0.72
  Net realized and unrealized gain (loss)(3)      (0.38)           0.08           0.83         0.37           0.50          (1.88)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               (0.09)           0.66           1.45         1.11           1.23          (1.16)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.31)          (0.60)         (0.64)       (0.74)         (0.72)         (0.73)
  Net realized gains                                 --           (0.02)            --           --             --             --
  Capital                                            --              --          (0.03)          --             --          (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.31)          (0.62)         (0.67)       (0.74)         (0.72)         (0.74)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  12.52        $  12.92       $  12.88     $  12.10       $  11.73       $  11.22
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      (0.76)%++        5.22%         12.43%        9.70%         11.36%         (9.09)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $    411        $    420       $    384     $    288       $    218       $    211
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.04%+          1.03%          1.03%        1.00%          1.03%          1.03%
  Net investment income(3)                         4.46+           4.45           5.06         6.10           6.44           5.94
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              19%             53%            52%          39%            77%           147%
==================================================================================================================================

Class B Shares                                 2004(1)(2)       2003(2)        2002(2)      2001(2)        2000(2)        1999(2)
==================================================================================================================================
Net Asset Value, Beginning of Period           $  12.89        $  12.86       $  12.08     $  11.71       $  11.21       $  13.09
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                         0.25            0.51           0.56         0.67           0.66           0.66
  Net realized and unrealized gain (loss)(3)      (0.38)           0.08           0.83         0.38           0.50          (1.87)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               (0.13)           0.59           1.39         1.05           1.16          (1.21)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.27)          (0.54)         (0.58)       (0.68)         (0.66)         (0.66)
  Net realized gains                                 --           (0.02)            --           --             --             --
  Capital                                            --              --          (0.03)          --             --          (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.27)          (0.56)         (0.61)       (0.68)         (0.66)         (0.67)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  12.49        $  12.89       $  12.86     $  12.08       $  11.71       $  11.21
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      (1.01)%++        4.65%         11.88%        9.17%         10.73%         (9.44)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $    183        $    208       $    211     $    161       $    151       $    192
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.54%+          1.52%          1.54%        1.51%          1.54%          1.52%
  Net investment income(3)                         3.95+           3.94           4.56         5.59           5.93           5.44
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              19%             53%            52%          39%            77%           147%
==================================================================================================================================

(1)   For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the net investment income, net realized and unrealized gain and ratio of net investment income to average net assets for Class A shares would have been $0.75, $0.36 and 6.15%, respectively. In addition, for Class B shares, the net investment income, net realized and unrealized gain and ratio of net investment income to average net assets would have been $0.68, $0.37 and 5.65%, respectively. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


    19   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares(1)                              2004(2)(3)       2003(3)        2002(3)      2001(3)        2000(3)        1999(3)
==================================================================================================================================
Net Asset Value, Beginning of Period           $  12.87        $  12.83       $  12.06     $  11.69       $  11.19       $  13.07
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                         0.26            0.52           0.56         0.68           0.67           0.67
  Net realized and unrealized gain (loss)(4)      (0.38)           0.08           0.83         0.38           0.50          (1.88)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               (0.12)           0.60           1.39         1.06           1.17          (1.21)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.28)          (0.54)         (0.59)       (0.69)         (0.67)         (0.66)
  Net realized gains                                 --           (0.02)            --           --             --             --
  Capital                                            --              --          (0.03)          --             --          (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.28)          (0.56)         (0.62)       (0.69)         (0.67)         (0.67)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  12.47        $  12.87       $  12.83     $  12.06       $  11.69       $  11.19
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      (0.98)%++        4.80%         11.91%        9.28%         10.81%         (9.44)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $     53        $     54       $     70     $     39       $     20       $     19
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.51%+          1.44%          1.47%        1.41%          1.47%          1.46%
  Net investment income(4)                         3.99+           4.02           4.61         5.60           6.00           5.52
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              19%             53%            52%          39%            77%           147%
==================================================================================================================================

Class Y Shares                                 2004(2)(3)       2003(3)        2002(3)      2001(3)        2000(3)        1999(3)
==================================================================================================================================
Net Asset Value, Beginning of Period           $  12.91        $  12.87       $  12.09     $  11.72       $  11.22       $  13.11
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                         0.31            0.63           0.67         0.78           0.77           0.76
  Net realized and unrealized gain (loss)(4)      (0.38)           0.08           0.82         0.37           0.49          (1.87)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               (0.07)           0.71           1.49         1.15           1.26          (1.11)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.33)          (0.65)         (0.68)       (0.78)         (0.76)         (0.77)
  Net realized gains                                 --           (0.02)            --           --             --             --
  Capital                                            --              --          (0.03)          --             --          (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.33)          (0.67)         (0.71)       (0.78)         (0.76)         (0.78)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  12.51        $  12.91       $  12.87     $  12.09       $  11.72       $  11.22
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      (0.58)%++        5.62%         12.84%       10.07%         11.66%         (8.68)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $    301        $    269       $    178     $    149       $    135       $    109
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.65%+          0.64%          0.67%        0.68%          0.69%          0.68%
  Net investment income(4)                         4.86+           4.84           5.44         6.43           6.78           6.31
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              19%             53%            52%          39%            77%           147%
==================================================================================================================================

(1)   On April 29, 2004, Class L shares were renamed as Class C shares.
(2)   For the six months ended June 30, 2004 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the net investment income, net realized and unrealized gain and rati of net investment income to average net assets for Class L shares would have been $0.69, $0.37 and 5.65%, respectively. For Class Y shares, ratio of net investment income to average net assets would have been 6.49%. In addition, for Class Y shares, the impact of this change to net investment income and net realized and unrealized gain per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


    20   Smith Barney Investment Grade Bond Fund | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
SMITH BARNEY
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DIRECTORS

Paul R. Ades
Dwight B. Crane
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Jerome Miller
Ken Miller

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President,
Chief Administrative Officer,
Treasurer and
Chief Financial Officer*

David A. Torchia
Vice President and
Investment Officer

Gerald J. Culmone
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer**

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT ADVISER
AND ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

*     Treasurer and Chief Financial Officer as of July 15, 2004.
**    Chief Compliance Officer as of July 15, 2004.

--------------------------------------------------------------------------------

Smith Barney Investment Funds Inc.
================================================================================

Smith Barney Investment Grade Bond Fund

The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the SEC's website at www.sec.gov

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's website at www.sec.gov.


This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Investment Grade Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY INVESTMENT
GRADE BOND FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02352 8/04                                                             04-7069

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: September 3, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Investment Funds Inc.

Date:    September 3, 2004

By:      /s/ Andrew B. Shoup
         Andrew B. Shoup
         Chief Financial Officer of
         Smith Barney Investment Funds Inc.

Date:    September 3, 2004